Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

Note 3 Property, plant and equipment

Property, plant and equipment consisted of the following:

	June 30, 2022	December 31, 2021

Equipment	$5,949,692	$5,924,332
Computer hardware	468,122	468,122
Computer software	36,932	36,932
Furniture and fixtures	106,424	106,424
Vehicles	2,841,820	2,830,883
Leasehold improvements	5,560	5,560
	9,408,550	9,372,253
Less: Accumulated depreciation	(7,710,740)	(7,360,584)
Property, plant and equipment - net	$1,697,810	$2,011,668

Depreciation expense was $241,843 and $450,897 for the three and six months ended June 30, 2022, respectively.  Depreciation expense was $97,956 and $147,903 for the three and six months ended June 30, 2021, respectively.

Note 3 Property, Plant and Equipment

Property, Plant and Equipment consisted of the following for years ended December 31:

	2021	2020

Equipment	$5,924,332	$3,620,422
Computer hardware	468,122	125,825
Computer software	36,932	27,750
Furniture and fixtures	106,424	824
Vehicles	2,830,883	-
Leasehold improvements	5,560	-
	9,372,253	3,774,821
Less: Accumulated depreciation	(7,360,585)	(2,000,645)
Fixed assets – net	$2,011,668	$1,774,176

Depreciation expense was $529,000 and $82,662 for the years ended December 31, 2021 and 2020, respectively. In connection with the acquisition of ANS on May 22, 2021, the Company acquired $4,984,976 in fixed assets at historical costs and $4,304,857 in accumulated depreciation; and with the acquisition of BW Electrical on December 27, 2021, the Company acquired $725,064 in fixed assets at historical costs and $620,491 in accumulated depreciation.